UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
            WASHINGTON, D.C. 20549
		  --------

		 FORM N-CSR
		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-4181

FIRST INVESTORS U.S. GOVERNMENT PLUS FUND
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
581 Main Street
Woodbridge, NJ 07095
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31, 2004

DATE OF REPORTING PERIOD:  JUNE 30, 2004

Item 1.  Reports to Stockholders

		The Semi-Annual Report to Stockholders follows


The words "First Investors" in a box across the top of the page.

FIRST INVESTORS
U.S. GOVERNMENT PLUS FUND

SEMI-ANNUAL REPORT
June 30, 2004

First Investors Logo

The words "A MEMBER OF THE FIRST INVESTORS FINANCIAL NETWORK" under the First Investors logo.

F16146


Portfolio of Investments
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND -- 1st FUND
June 30, 2004
-------------------------------------------------------------------------------------------------------
                                                                                                Amount
Principal                                                                                     Invested
   Amount                                                                                     For Each
       or                                                                                   $10,000 of
   Shares    Security                                                       Value           Net Assets
-------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT SECURITIES--92.7%
     $850M   Treasury STRIPS, due 11/15/2004 (cost $819,370)              $845,374              $9,269
-------------------------------------------------------------------------------------------------------
             COMMON STOCKS--2.5%
             Consumer Discretionary--.5%
      150    Movie Gallery, Inc.                                             2,933                  32
      100    Pier 1 Imports, Inc.                                            1,769                  20
-------------------------------------------------------------------------------------------------------
                                                                             4,702                  52
-------------------------------------------------------------------------------------------------------
             Consumer Staples--.3%
      100  * Chiquita Brands International, Inc.                             2,092                  23
      100  * Pathmark Stores, Inc.                                             762                   8
-------------------------------------------------------------------------------------------------------
                                                                             2,854                  31
-------------------------------------------------------------------------------------------------------
             Health Care--1.0%
      150  * Centene Corporation                                             5,782                  63
      200  * Province Healthcare Company                                     3,430                  37
-------------------------------------------------------------------------------------------------------
                                                                             9,212                 100
-------------------------------------------------------------------------------------------------------
             Industrials--.3%
      100  * Mobile Mini, Inc.                                               2,841                  31
-------------------------------------------------------------------------------------------------------
             Information Technology--.4%
      100  * Manhattan Associates, Inc.                                      3,088                  35
-------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $14,548)                                 22,697                 249
-------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $833,918)                     95.2%       868,071               9,518
Other Assets, Less Liabilities                                  4.8         43,932                 482
-------------------------------------------------------------------------------------------------------
Net Assets                                                    100.0%      $912,003             $10,000
=======================================================================================================

* Non-income producing

See notes to financial statements



Statement of Assets and Liabilities
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND -- 1st FUND
June 30, 2004
-------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                                                  $   833,918
                                                                                      ===========
  At value (Note 1A)                                                                     $868,071
Cash                                                                                       42,842
Other assets                                                                                2,793
                                                                                      -----------
Total Assets                                                                              913,706
                                                                                      -----------
Liabilities
Accrued professional fees                                                                     860
Accrued reports to shareholders                                                               208
Accrued shareholder servicing costs                                                           152
Accrued expenses                                                                              483
                                                                                      -----------
Total Liabilities                                                                           1,703
                                                                                      -----------
Net Assets                                                                            $   912,003
                                                                                      ===========

Net Assets Consist of:
Capital paid in                                                                       $   839,788
Undistributed net investment income                                                        36,114
Accumulated net realized gain on investment transactions                                    1,948
Net unrealized appreciation in value of investments                                        34,153
                                                                                      -----------
Total                                                                                 $   912,003
                                                                                      ===========
Shares of beneficial interest outstanding (Note 3)                                        114,494
                                                                                      ===========
Net Asset Value and Redemption Price Per Share
   (Net assets divided by shares of beneficial interest outstanding)                        $7.97
                                                                                            =====
Maximum Offering Price Per Share
   (Net asset value /.92)                                                                   $8.66
                                                                                            =====

See notes to financial statements



Statement of Operations
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND -- 1st FUND
Six Months Ended June 30, 2004
-------------------------------------------------------------------------------------------------
Investment Income
Income:
  Interest                                                                            $    41,165
  Dividends                                                                                    27
                                                                                      -----------
Total income                                                                               41,192
                                                                                      -----------
Expenses (Notes 1 and 4):
  Advisory fee                                                                              4,615
  Professional fees                                                                         4,480
  Shareholder servicing costs                                                                 947
  Registration fees                                                                           931
  Reports to shareholders                                                                     537
  Custodian fees                                                                              300
  Trustees' fees                                                                               18
  Other expenses                                                                            1,321
                                                                                      -----------
Total expenses                                                                             13,149
Less: Expenses waived or assumed                                                           (7,991)
      Custodian fees paid indirectly                                                          (80)
                                                                                      -----------
Net expenses                                                                                5,078
                                                                                      -----------
Net investment income                                                                      36,114
                                                                                      -----------
Realized and Unrealized Gain (Loss) on Investments (Note 2):

Net realized gain on investments                                                            1,948
Net unrealized depreciation of investments                                                (36,428)
                                                                                      -----------
Net loss on investments                                                                   (34,480)
                                                                                      -----------
Net Increase in Net Assets Resulting from Operations                                  $     1,634
                                                                                      ===========

See notes to financial statements



Statement of Changes in Net Assets
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND -- 1st FUND

-------------------------------------------------------------------------------------------------
                                                                   1/1/2004 to        1/1/2003 to
                                                                     6/30/2004         12/31/2003
-------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets from Operations
  Net investment income                                               $ 36,114           $ 71,592
  Net realized gain on investments                                       1,948             10,876
  Net unrealized depreciation of investments                           (36,428)           (68,183)
                                                                    ----------         ----------
    Net increase in net assets resulting from operations                 1,634             14,285
                                                                    ----------         ----------
Distributions to Shareholders
  Net investment income                                                     --            (71,594)
  Net realized gains                                                        --            (10,933)
                                                                    ----------         ----------
    Total distributions                                                     --            (82,527)
                                                                    ----------         ----------
Trust Share Transactions *
Reinvestment of distributions                                               --             81,937
Cost of shares redeemed                                                (30,602)           (90,211)
                                                                    ----------         ----------
     Net decrease from trust share transactions                        (30,602)            (8,274)
                                                                    ----------         ----------
Net decrease in net assets                                             (28,968)           (76,516)

Net Assets
  Beginning of period                                                  940,971          1,017,487
                                                                    ----------         ----------
  End of period (includes undistributed net investment income
    of $36,114 and $0, respectively                                   $912,003           $940,971
                                                                    ==========         ==========
* Trust Shares Issued and Redeemed
  Issued for distributions reinvested                                       --             10,307
  Redeemed                                                              (3,847)           (10,404)
                                                                    ----------         ----------
  Net decrease in trust shares outstanding                              (3,847)               (97)
                                                                    ==========         ==========

See notes to financial statements


Notes to Financial Statements
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND -- 1ST FUND
June 30, 2004

1. Significant Accounting Policies -- First Investors U.S. Government Plus Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified open-end management investment company. The Trust operates as a series fund, currently issuing shares of beneficial interest of the 1st Fund (the "Fund") only. The Fund's objective is first to generate income, and, to a lesser extent, achieve long-term capital appreciation.

A. Security Valuation -- Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded. Securities which have no sales on a particular day and securities traded in the over-the-counter market are valued at the mean between the closing bid and asked prices. The Treasury STRIPS in which the Fund invests are traded primarily in the over-the-counter market. Such securities are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the Trust's Board of Trustees (the "Board"). The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

B. Federal Income Taxes -- No provision has been made for federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve the Fund from all, or substantially all, federal income taxes.

C. Distributions to Shareholders -- Distributions to shareholders are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post-October capital losses.

D. Security Transactions and Investment Income -- Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for common stocks and the amortized cost basis for Treasury STRIPS for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income (consisting of accreted discount) and estimated expenses are accrued daily. For the six months ended June 30, 2004, the Fund's custodian has provided credits in the amount of $80 against custodian charges based on the uninvested cash balances of the Fund.

E. Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

FIRST INVESTORS U.S. GOVERNMENT PLUS FUND -- 1ST FUND
June 30, 2004

2. Security Transactions -- For the six months ended June 30, 2004, purchases and sales of securities and long-term U.S. Government
Obligations, excluding short-term notes, were as follows:

                                               Long-Term
                       Securities     U.S. Government Obligations
                       ----------     ---------------------------
Purchases                $   --                $    --
Proceeds of sales         1,849                 49,695

At June 30, 2004, the cost of investments for federal income tax purposes was $833,918. Accumulated net unrealized appreciation on investments was $34,153, consisting of $35,159 gross unrealized appreciation and $1,006 gross unrealized depreciation.

3. Trust Shares -- The Declaration of Trust permits the Trust to issue an unlimited number of no par value shares of beneficial interest of the fund.

4. Advisory Fee and Other Transactions With Affiliates -- Certain officers and trustees of the Trust are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank ("FIFSB"), custodian of the Trust's individual retirement accounts ("IRA"). Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act are remunerated by the Fund. For the six months ended June 30, 2004, total trustees fees accrued by the Fund amounted to $18.

The Investment Advisory Agreement provides as compensation to FIMCO, an annual fee, payable monthly, at the rate of 1% of the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. For the six months ended June 30, 2004, FIMCO has voluntarily waived $7,991 in advisory fees to limit the Fund's overall expense ratio to 1.10%.

For the six months ended June 30, 2004, shareholder servicing costs included $632 in transfer agent fees paid to ADM and $235 in retirement accounts custodian fees paid to FIFSB.


Financial Highlights
FIRST INVESTORS U.S. GOVERNMENT PLUS FUND - 1st FUND

The following table sets forth the operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

                                                     -----------------------------------------------------
                                                                    Year Ended December 31
                                         1/1/04 to   -----------------------------------------------------
                                           6/30/04       2003       2002       2001       2000       1999
                                          --------   --------   --------   --------   --------   ---------
Per Share Data
--------------
Net Asset Value, Beginning of Period        $ 7.95     $ 8.59     $ 8.97     $ 9.06     $ 8.88      $10.23
                                          ========   ========   ========   ========   ========   =========
Income from Investment Operations:
  Net Investment Income                       .315       .663       .695       .682       .680        .681
  Net Realized and Unrealized
    Gain (Loss) on Investments               (.295)     (.539)     (.098)      .002       .317      (1.205)
                                          --------   --------   --------   --------   --------   ---------
    Total from Investment Operations          .020       .124       .597       .684       .997       (.524)
                                          --------   --------   --------   --------   --------   ---------

Less Distributions from:
  Net Investment Income                         --       .663       .695       .682       .681        .681
  Net Realized Gains                            --       .101       .282       .092       .136        .145
                                          --------   --------   --------   --------   --------   ---------
    Total Distributions                         --       .764       .977       .774       .817        .826
                                          --------   --------   --------   --------   --------   ---------
Net Asset Value, End of Period              $ 7.97     $ 7.95     $ 8.59     $ 8.97     $ 9.06      $ 8.88
                                          ========   ========   ========   ========   ========   =========
Total Return (%)+                              .25       1.44       6.65       7.55      11.22       (5.12)
-----------------

Ratios/Supplemental Data
------------------------
Net Assets, End of Period (in thousands)      $912       $941     $1,017     $1,098     $1,093      $1,090

Ratio to Average Net Assets (%)*:
  Expenses                                    1.10(a)    1.10       1.10       1.10       1.10        1.10
  Net Investment Income                       7.83(a)    7.32       7.08       7.04       7.18        6.65

Ratio to Average Net Assets Before Expenses
  Waived or Assumed (%):
  Expenses                                    2.86(a)    2.45       2.61       2.24       2.26        2.08
  Net Investment Income                       6.07(a)    5.97       5.57       5.90       6.02        5.67

Portfolio Turnover Rate (%)                      0          0          2          0          0           1

 +  Calculated without sales charges
 *  Net of expenses waived or assumed (Note 4)
(a) Annualized

See notes to financial statements


Report of Independent Registered Public Accounting Firm

To the Shareholders and Trustees of
First Investors U.S. Government Plus Fund -- 1st Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the 1st Fund of First Investors U.S. Government Plus Fund as of June 30, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the 1st Fund of First Investors U.S. Government Plus Fund as of June 30, 2004, and the results of its operations, changes in its net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

                                                  Tait, Weller & Baker

Philadelphia, Pennsylvania
August 2, 2004

FIRST INVESTORS U.S. GOVERNMENT PLUS FUND


Trustees
--------

Robert M. Grohol

Glenn O. Head

Kathryn S. Head

Larry R. Lavoie

Rex R. Reed

Herbert Rubinstein

James M. Srygley

John T. Sullivan

Robert F. Wentworth


Officers
--------
Kathryn S. Head
President

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Carol Lerner Brown
Assistant Secretary

FIRST INVESTORS U.S. GOVERNMENT PLUS FUND

Shareholder Information
-----------------------

Investment Advisor
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103


It is the Fund's practice to mail only one copy of its annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

The Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Fund uses to vote proxies relating to its portfolio securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the SEC's internet website at http://www.sec.gov. In addition, commencing on August 31, 2004, information regarding how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30, will be available, without charge, upon request by calling 1-800-423-4026 and on the SEC's internet website at http://www.sec.gov.

Item 2.  Code of Ethics

The Registrant's Board of Directors/Trustees ("Board") has adopted a Code of Ethics that applies to the First Investors Funds' ("Funds") principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Funds or a third party. The Code of Ethics is attached to this report as Exhibit A.

During the period of the report, there have been no amendments to the Code of Ethics or waivers, implicit or otherwise, from its provisions.

Item 3.  Audit Committee Financial Expert

		 Not applicable to Semi-Annual Report

Item 4.  Principal Accountant Fees and Services

		 Not applicable to Semi-Annual Report

Item 5.  Audit Committee of Listed Registrants

		 Not applicable to Semi-Annual Report

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable to the Registrant

Item 8.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable to the Registrant

Item 9.  Submission of Matters to a Vote of Security Holders

	     	 Not applicable to the Registrant for this filing

Item 10. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11. Exhibits

(a)	Code of Ethics - Filed herewith

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act
	of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors U.S. Government Plus Fund
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  September 8, 2004


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors U.S. Government Plus Fund
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  September 8, 2004